Related party disclosures - Share subscriptions and private placements (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 14, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2023
Related party disclosures
Aggregate shares to be issued	11,362,506
Ordinary shares, Par value (in dollars per share)	$ 0.0001
Share issue price (in dollars per share)	$ 10.00
Aggregate price of shares to be issued	$ 113,625
Class B Ordinary Shares
Related party disclosures
Ordinary shares, Par value (in dollars per share)				$ 0.0001
Share issue price (in dollars per share)		$ 0.004	$ 0.004
Michael James McMullen
Related party disclosures
Aggregate price of shares to be issued	1,500
Katherine Crouse
Related party disclosures
Aggregate price of shares to be issued	250
Merrin
Related party disclosures
Aggregate price of shares to be issued	$ 50
GMM | Class B Ordinary Shares
Related party disclosures
Number of founder shares transferred	517,500